Interests in joint operations	12 Months Ended
Dec. 31, 2023
Disclosure of joint operations [abstract]
Interests in joint operations	19. Interests in joint operations

Accounting policy
A joint operation is a joint arrangement in which the parties that share joint control have rights to the assets, and obligations for the liabilities, relating to the arrangement.
The following are recognised in the financial statements in relation to the Group’s interests in joint operations:
•the Group’s share of the jointly controlled assets, classified according to the nature of the assets
•any liabilities that the Group has incurred
•the Group’s share of any liabilities incurred jointly with the other venturers in relation to the joint operation
•any income from the sale or use of the Group’s share of the output of the joint operation, together with the Group’s share of any expenses incurred by the joint operation
•any expenses that the Group has incurred in respect of its interest in the joint operation

Kroondal Mine
The Group’s interests in joint operations included a 50% interest in the Kroondal PSA. The principal activities of the joint operations are to extend the Kroondal mine over the boundary of the properties covering the Kroondal mine and expand the Marikana mine operations
(previously owned by Aquarius) through mineral rights contributed by AAP through its subsidiary, RPM.
On 31 January 2022, Sibanye-Stillwater announced it had entered into an agreement with RPM, through its subsidiary SRPM, which will result in SRPM assuming full ownership of the Kroondal operation. On 1 November 2023, the sale transaction became effective and the Group assumed full ownership of Kroondal (see note 16.2). In accordance with the requirements of IFRS 3, the Group remeasured its interest in
Kroondal to fair value at the effective date of the acquisition. This resulted in a gain on remeasurement of R298 million, which is included in other income (see note 8.2). The fair value of the existing interest in the Kroondal joint operation was included in calculating the gain on acquisition of R898 million and forms part of the total assets and liabilities acquired in the business combination (see note 16.2).
The Group’s share of the assets, liabilities, revenue and expenses of the joint operations is as follows:

Figures in million – SA rand	2023	2022	2021
Revenue	—	8,371	10,293
Gain on foreign exchange differences	—	131	127
Profit before tax	—	4,780	6,557
Profit for the year	—	4,781	6,556
Non-current assets	—	729	636
Current assets	—	3,093	3,357
Non-current liabilities	—	(9)	(13)
Current liabilities	—	(414)	(493)
Net assets (50%)	—	3,399	3,487
The table below summarises the assets and liabilities after remeasurement to fair value, which were held by the Group through its interest in the Kroondal joint operation, and deemed to be disposed of, at the effective date of the acquisition:

Figures in million – SA rand	Notes	2023
Property, plant and equipment	14	1,027
Right-of-use asset	15	2
Environmental rehabilitation obligation funds	21	260
Other receivables		255
Inventories		97
Trade and other receivables		1,731
Cash and cash equivalents		489
Environmental rehabilitation obligation and other provisions	30.1	(818)
Deferred tax liabilities	11.3	(142)
Other payables		(23)
Cash-settled share-based payment obligations	6.6	(15)
Trade and other payables		(509)
Total fair value of previously held interest	16.2	2,354